Portfolio of investments—September 30, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 2.22%
California: 0.31%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (70 shares) 0.22% 144Aø	$ 7,000,000	$ 7,000,000
New York: 1.07%
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares (242 shares) 0.22% 144Aø	24,200,000	24,200,000
Other: 0.84%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (50 shares) 0.25% 144Aø	5,000,000	5,000,000
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series D (110 shares) 0.25% 144Aø	11,000,000	11,000,000
Nuveen Quality Municipal Income Fund Series 1-2118 (30 Shares) 0.11% 144Aø	3,000,000	3,000,000
		19,000,000
Total Closed end municipal bond fund obligations (Cost $50,200,000)		50,200,000

	Interest rate	Maturity date
Municipal obligations: 96.85%
Alabama: 3.12%
Education revenue: 0.03%
University of South Alabama Series 2021 (BAM Insured)	4.00%	4-1-2025	500,000	558,371
Health revenue: 1.10%
Alabama Health Care Authority Baptist Health Series B ø	0.20	11-1-2042	5,500,000	5,500,000
Alabama Health Care Authority for Baptist Health Series B (AGC Insured) €	0.24	11-15-2037	18,250,000	18,250,000
Tender Option Bond Trust Receipts/Certificates Series 2020 XG0301 (Bank of America NA LOC, AGM Insured, Bank of America NA LIQ) 144Aø	0.09	6-1-2050	1,135,000	1,135,000
				24,885,000
Utilities revenue: 1.99%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	4,415,000	4,515,931
Black Belt Energy Gas District Project 4 Series A-1	4.00	6-1-2022	500,000	512,250
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	0.25	8-1-2037	12,195,000	12,195,000
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,000,000	4,313,024
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) 144Aø	0.29	9-1-2046	23,550,000	23,550,000
				45,086,205
				70,529,576
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Alaska: 0.60%
Airport revenue: 0.13%
State of Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00%	10-1-2022	$ 500,000	$ 523,676
State of Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2025	2,000,000	2,338,752
				2,862,428
Housing revenue: 0.15%
Alaska Housing Finance Corporation Series 2021 144A	0.40	7-1-2024	3,500,000	3,500,282
Miscellaneous revenue: 0.32%
Alaska Municipal Bond Bank Series 1	5.00	12-1-2022	3,000,000	3,165,254
Alaska Municipal Bond Bank Series 1	5.00	12-1-2023	1,900,000	2,092,060
Alaska Municipal Bond Bank Series 1	5.00	12-1-2024	1,750,000	2,000,298
				7,257,612
				13,620,322
Arizona: 1.03%
Education revenue: 0.09%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.21	12-15-2047	1,985,299	1,985,299
Health revenue: 0.21%
Maricopa County AZ IDA Series 2021A	5.00	9-1-2024	150,000	170,059
Maricopa County AZ IDA Series 2021A	5.00	9-1-2025	500,000	586,165
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	4,102,173
				4,858,397
Industrial development revenue: 0.16%
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,415,000	3,552,867
Miscellaneous revenue: 0.44%
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (State Street Bank & Trust Company LIQ) ø	0.07	7-1-2024	10,000,000	10,000,000
Utilities revenue: 0.13%
Salt Verde AZ Financial Corporation	5.25	12-1-2021	2,900,000	2,921,556
				23,318,119
Arkansas: 0.54%
Health revenue: 0.27%
Batesville AK Public Facilities Board Hospital White River Health System Incorporated	5.00	6-1-2024	1,345,000	1,479,386
Boone County AR Hospital Construction Series 2006 (BOKF NA LOC) ø	3.00	5-1-2037	4,700,000	4,700,000
				6,179,386
See accompanying notes to portfolio of investments

2  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.27%
Arkansas Development Finance Authority Multifamily Housing Homes Project (Department of Housing and Urban Development Insured)	1.20%	3-1-2024	$ 6,000,000	$ 6,046,568
				12,225,954
California: 12.87%
Airport revenue: 0.69%
Port Oakland CA Revenue Refunding Intermediate Lien Series H	5.00	5-1-2022	2,700,000	2,774,133
San Jose CA International Airport Notes AMT Series B	0.08	11-9-2021	12,912,000	12,911,858
				15,685,991
Education revenue: 0.08%
California Municipal Finance Authority Series 2021A 144A	1.15	12-15-2021	1,825,000	1,824,997
GO revenue: 0.01%
Oceanside CA Unified School District Series 2012-C ¤	0.00	8-1-2051	1,255,000	200,328
Health revenue: 2.91%
California CDA Emanate Health Series A	5.00	4-1-2025	750,000	865,396
California CDA Health Facilities Catholic Series D (AGM Insured) €	0.18	7-1-2041	25,175,000	25,175,000
California CDA Health Facilities Catholic Series E (AGM Insured) €	0.20	7-1-2040	925,000	925,000
California CDA Health Facilities Catholic Series F (AGM Insured) €	0.18	7-1-2040	15,075,000	15,075,000
California HFFA	0.11	2-9-2022	4,500,000	4,499,675
California HFFA Kaiser Permanente Series C	5.00	8-1-2031	2,740,000	2,880,207
California HFFA Stanford Heath Care Series A	3.00	8-15-2054	4,000,000	4,389,994
California PFA Kaiser Permanente Series 2021A	4.00	10-15-2025	400,000	448,868
Palomar CA Pomerado Health Care District Certificate of Participation Series A (AGM Insured) €	0.74	11-1-2036	9,425,000	9,425,000
Palomar CA Pomerado Health Care District Certificate of Participation Series B (AGM Insured) €	0.71	11-1-2036	1,300,000	1,300,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) €	0.70	11-1-2036	775,000	775,000
				65,759,140
Housing revenue: 2.84%
California HFA MFHR	1.45	4-1-2024	3,700,000	3,709,040
California Statewide Communities Development Authority Kaiser Permanente Revenue Bonds 2004 Series I	0.12	3-10-2022	3,800,000	3,799,665
California Statewide Communities Development Authority MFHR Refunding Bonds 2021 Series A (Landesbank Hessen-Thüringen LOC) ø	0.08	3-1-2057	23,730,000	23,730,000
Deutsche Bank Spears Series DBE-8061 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.45	1-1-2060	2,046,154	2,046,154
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2021-MIZ9063 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.27%	5-1-2049	$30,000,000	$ 30,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	0.30	10-1-2036	884,000	884,000
				64,168,859
Industrial development revenue: 0.54%
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series A 144A	0.20	1-1-2050	12,260,000	12,258,417
Miscellaneous revenue: 2.86%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR +0.33%) ±	0.39	10-1-2047	5,000,000	5,000,622
California School Cash Reserve Program Authority Series L	2.00	1-31-2022	17,000,000	17,100,487
City of Riverside CA Refunding Certificates of Participation Riverside Renaissance Projects Series 2008 (Bank of America NA LOC) ø	0.05	3-1-2037	890,000	890,000
Contra Costa County CA Pooled Cross Series A ##	2.00	12-1-2021	2,500,000	2,506,583
Los Angeles CA Schools Pooled Financing Program Revenue Anticipation Notes	2.00	12-30-2021	9,000,000	9,041,889
Los Angeles CA Schools Pooled Financing Program Revenue Anticipation Notes	2.00	12-30-2021	10,000,000	10,046,543
Riverside County CA Office of Education Pooled Cross Fiscal Year 2020-2 Tax & Revenue Anticipation Notes Series B ##	2.00	12-31-2021	20,000,000	20,093,626
				64,679,750
Resource recovery revenue: 0.44%
California PCFA Series A 144Aøø	0.18	8-1-2023	10,000,000	9,999,467
Tax revenue: 1.98%
Cathedral City CA Redevelopment Agency Series 2021C (BAM Insured)	4.00	8-1-2025	600,000	668,202
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.30	7-7-2036	23,000,000	23,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.30	3-1-2036	21,225,000	21,225,000
				44,893,202
Transportation revenue: 0.16%
Bay Area Toll Authority Series B (SIFMA Municipal Swap +0.28%) ±	0.30	4-1-2056	3,500,000	3,504,368
See accompanying notes to portfolio of investments

4  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.36%
City of Riverside CA Refunding Electric Revenue Bonds Issue of 2008C (Barclays Bank plc LOC) ø	0.04%	10-1-2035	$ 1,235,000	$ 1,235,000
San Francisco CA City & County Public Utilities Commission Wastewater	0.07	10-19-2021	7,000,000	7,000,036
				8,235,036
				291,209,555
Colorado: 0.46%
Airport revenue: 0.10%
Denver CO City and County Airport Revenue AMT Series B-2	5.00	11-15-2031	1,840,000	2,164,534
Health revenue: 0.02%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	4.00	1-1-2024	530,000	562,354
Miscellaneous revenue: 0.21%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,385,000	1,493,723
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2024	2,000,000	2,186,253
Colorado State Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00	12-31-2024	1,000,000	1,108,039
				4,788,015
Tax revenue: 0.01%
Regional Transportation District Colorado Private Activity Revenue Denver Transit Partners Eagle P3	5.00	7-15-2024	300,000	336,061
Transportation revenue: 0.09%
E-470 Public Highway Authority Revenue Series B (U.S. SOFR +0.35%) ±	0.38	9-1-2039	2,000,000	2,002,117
Water & sewer revenue: 0.03%
Central Weld County CO Water District Water Revenue (AGM Insured)	5.00	12-1-2025	520,000	611,152
				10,464,233
Connecticut: 1.99%
Education revenue: 0.83%
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,405,000	7,488,890
Connecticut HEFAR Yale University issue Series B	0.55	7-1-2037	8,150,000	8,186,590
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program	5.00	11-15-2022	1,350,000	1,419,519
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program	5.00	11-15-2024	585,000	662,173
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2021	545,000	547,938
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2023	440,000	481,539
				18,786,649
GO revenue: 0.67%
Bridgeport CT Series A	5.00	6-1-2023	655,000	705,452
Bridgeport CT Series A	5.00	6-1-2024	800,000	895,599
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  5

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Bridgeport CT Series A	5.00%	6-1-2025	$ 2,695,000	$ 3,120,186
City of Bridgeport CT General Obligation Refunding Bonds 2021 Series C %%	5.00	2-15-2024	445,000	489,151
City of Bridgeport CT General Obligation Refunding Bonds 2021 Series C %%	5.00	2-15-2025	750,000	853,606
Connecticut Series A	3.00	1-15-2025	3,000,000	3,259,719
Connecticut Series C	3.00	6-1-2022	1,050,000	1,069,738
Connecticut Series C	3.00	6-1-2023	600,000	627,922
Connecticut Series C	3.00	6-1-2024	1,055,000	1,131,207
Connecticut Series C	4.00	6-1-2023	435,000	462,443
Connecticut Series C	4.00	6-1-2024	500,000	549,351
North Branford CT BAN	2.00	8-4-2022	2,000,000	2,030,662
				15,195,036
Health revenue: 0.04%
Connecticut HEFA Stamford Hospital Series L-1	4.00	7-1-2024	600,000	656,621
State of Connecticut Health & Educational Facilities Authority Revenue Bonds Stamford Hospital Issue Series M %%	5.00	7-1-2023	175,000	184,216
				840,837
Housing revenue: 0.23%
Connecticut HFA Series 25	2.50	6-15-2022	840,000	852,302
Connecticut HFA Series A Subseries A-1	0.20	5-15-2022	700,000	699,955
Connecticut HFA Series A Subseries A-1	0.30	11-15-2024	500,000	496,471
Connecticut HFA Series A Subseries A-1	0.40	11-15-2023	300,000	299,658
Connecticut HFA Series A Subseries A-1	0.40	5-15-2025	500,000	495,826
Waterbury CT Housing Authority Multifamily Housing Exchange Place Project	0.40	2-1-2023	2,500,000	2,500,130
				5,344,342
Miscellaneous revenue: 0.09%
Bridgeport CT Grant Anticipation Notes	1.50	12-9-2021	2,000,000	2,003,248
Tax revenue: 0.13%
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2023	375,000	403,389
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2024	1,000,000	1,120,636
Connecticut Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2025	1,150,000	1,335,002
				2,859,027
				45,029,139
Delaware: 0.12%
Miscellaneous revenue: 0.12%
Tender Option Bond Trust Receipts/Floater Certifcates Series 2021-XF2945 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.21	6-15-2043	2,840,000	2,840,000
See accompanying notes to portfolio of investments

6  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 1.96%
Airport revenue: 0.35%
Metropolitan Washington DC Airports Authority System Revenue Refunding AMT Series A	5.00%	10-1-2022	$ 2,000,000	$ 2,095,113
Metropolitan Washington DC Airports Authority System Revenue Refunding AMT Series A	5.00	10-1-2025	5,000,000	5,846,880
				7,941,993
Housing revenue: 1.32%
District of Columbia HFA MFHR Liberty Place Apartments Project	0.50	12-1-2021	9,800,000	9,802,758
District of Columbia HFA Park Southern Apartments Project (FHA Insured)	0.70	6-1-2024	20,000,000	20,047,992
				29,850,750
Transportation revenue: 0.27%
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2023	3,600,000	3,907,397
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2024	2,000,000	2,260,576
				6,167,973
Water & sewer revenue: 0.02%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	300,000	311,381
				44,272,097
Florida: 2.14%
Airport revenue: 0.61%
Miami-Dade County FL Aviation Revenue Refunding Series A	5.00	10-1-2024	2,500,000	2,838,444
Miami-Dade County FL Seaport Series A ##	5.00	10-1-2021	855,000	855,000
Tender Option Bond Trust Receipts/Floater Certifcates Series 2021-XF2947 (Barclays Bank plc LIQ) 144Aø	0.08	10-1-2045	10,000,000	10,000,000
				13,693,444
Education revenue: 0.36%
Florida HEFAR Florida Institute of Technology	5.00	10-1-2023	500,000	540,996
Florida HEFAR Florida Institute of Technology	5.00	10-1-2024	250,000	279,480
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ) 144Aø	0.15	4-1-2053	7,325,000	7,325,000
				8,145,476
Health revenue: 0.04%
Jacksonville FL Heath Care Facilities Revenue Seires E ø	0.05	8-1-2036	1,000,000	1,000,000
Housing revenue: 0.82%
Deutsche Bank Spears Series DBE-8055 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.45	11-1-2058	10,000,000	10,000,000
Florida Housing Finance Corporation Multifamily Mortgage Parrish Oaks Series A	1.25	2-1-2023	500,000	501,754
Florida Housing Finance Corporation Series 1 (GNMA / FNMA / FHLMC Insured)	2.05	1-1-2022	435,000	436,598
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  7

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Miami-Dade County FL HFA Multifamily Housing Revenue	0.25%	12-1-2023	$ 5,000,000	$ 4,998,557
Miami-Dade County FL HFA Multifamily Housing Revenue øø	0.60	12-1-2022	2,500,000	2,500,387
				18,437,296
Miscellaneous revenue: 0.11%
Refunding Certificates of Participation School Board of Hillsborough County FL Series 2015A	5.00	7-1-2026	2,235,000	2,584,527
Transportation revenue: 0.02%
Miami-Dade County FL Expressway Authority Series B	5.00	7-1-2022	460,000	475,876
Water & sewer revenue: 0.18%
North Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured) %%	5.00	10-1-2025	635,000	741,418
North Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured) %%	5.00	10-1-2026	1,100,000	1,319,274
Tender Option Bond Trust Receipts/Certificates Series 2021-XM0941 (Bank of America NA LIQ) 144Aø	0.09	10-1-2046	2,000,000	2,000,000
				4,060,692
				48,397,311
Georgia: 1.12%
Health revenue: 0.14%
Cobb County GA Kennestone Hospital Authority Anticipation Certificates Wellstar	5.00	4-1-2024	1,300,000	1,447,886
Cobb County GA Kennestone Hospital Authority Anticipation Certificates Wellstar	5.00	4-1-2025	660,000	761,549
The Hospital Authority of Hall County & the City of Gainesville Revenue Anticipation Certificates Series 2021A	5.00	2-15-2026	700,000	830,020
				3,039,455
Transportation revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1117 (Deutsche Bank LIQ) 144Aø	0.09	7-15-2051	3,000,000	3,000,000
Utilities revenue: 0.85%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,100,000	4,144,676
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Fifth Series 1995	2.05	10-1-2032	1,850,000	1,854,084
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2024	700,000	775,854
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2025	1,000,000	1,133,513
Monroe County GA Development Authority Power Company Plant Scherer Project First Series 2009	2.05	7-1-2049	2,545,000	2,550,619
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A	5.00	1-1-2024	165,000	181,744
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2025	200,000	229,197
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2026	225,000	265,512
See accompanying notes to portfolio of investments

8  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00%	1-1-2022	$ 2,500,000	$ 2,528,504
Tender Option Bond Trust Receipts/Certificates Series 2021-XG0308 (Bank of America NA LIQ) 144Aø	0.11	1-1-2052	5,595,000	5,595,000
				19,258,703
				25,298,158
Guam: 0.12%
Airport revenue: 0.12%
Guam International Airport Authority AMT Refunding Bond Series A	3.00	10-1-2021	55,000	55,000
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2022	1,000,000	1,045,685
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	1,395,000	1,521,878
				2,622,563
Hawaii: 0.27%
GO revenue: 0.19%
Honolulu HI General Obligation Bonds Series 2022A %%	5.00	11-1-2023	2,250,000	2,369,072
Honolulu HI General Obligation Bonds Series 2022A %%	5.00	11-1-2024	1,750,000	1,912,844
				4,281,916
Health revenue: 0.08%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	0.50	7-1-2039	1,855,000	1,855,000
				6,136,916
Idaho: 0.15%
Housing revenue: 0.15%
Idaho Housing & Finance Association Series A ø	0.12	1-1-2038	3,295,000	3,295,000
Illinois: 5.70%
Education revenue: 0.28%
Illinois Finance Authority Benedictine University Series 2021	5.00	10-1-2025	600,000	683,804
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2023	1,400,000	1,531,345
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2025	1,500,000	1,765,742
Southern Illinois University Housing and Auziliary Facilities Refunding Revenue Bonds Series A (BAM Insured)	4.00	4-1-2024	1,200,000	1,302,105
University of Illinois Auxiliary Facilities Series A	5.00	4-1-2022	1,070,000	1,095,301
				6,378,297
GO revenue: 1.76%
Chicago IL Board of Education Series 2020A	5.00	12-1-2022	400,000	420,779
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2024	3,670,000	3,599,672
Chicago IL Series A	5.00	1-1-2025	2,500,000	2,828,439
Cook County IL Refunding Bond Series 2021A	5.00	11-15-2022	4,000,000	4,214,298
Cook County IL Refunding Bond Series 2021A	5.00	11-15-2024	2,500,000	2,850,592
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  9

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL Refunding Bond Series C	5.00%	11-15-2022	$ 3,045,000	$ 3,208,134
Decatur IL Park District Series 2021A	1.00	12-15-2021	4,270,000	4,276,108
Illinois Series 2016	5.00	11-1-2021	5,380,000	5,399,224
Illinois Series 2016	5.00	1-1-2022	5,915,000	5,982,742
Kane & Cook Counties IL Community College District #509 Series 2021B	4.00	12-15-2025	1,200,000	1,368,873
Peoria IL Refunding Bonds Series A (BAM Insured)	4.00	1-1-2025	1,250,000	1,385,475
Peoria IL Refunding Bonds Series A (BAM Insured)	4.00	1-1-2026	500,000	566,468
Waukegan IL Series 2018B (AGM Insured)	4.00	12-30-2021	800,000	807,011
Whiteside & Lee Counties IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2022	1,375,000	1,432,715
Whiteside & Lee Counties IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2023	1,435,000	1,542,104
				39,882,634
Health revenue: 0.17%
Illinois Finance Authority Healthcare System Series B-1	5.00	5-15-2050	1,200,000	1,340,807
Illinois Finance Authority Mercy Health Corporation	5.00	12-1-2021	1,165,000	1,173,615
Illinois Finance Authority Rehabilitation Institute of Chicago	5.00	7-1-2023	1,100,000	1,172,961
				3,687,383
Miscellaneous revenue: 0.99%
Chicago IL Board of Education Series B	5.00	12-1-2022	1,500,000	1,577,922
Chicago IL Board of Education Series B	5.00	12-1-2023	1,150,000	1,257,635
Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,378,025
Illinois Series A	5.00	3-1-2023	3,000,000	3,193,599
Illinois Series D	5.00	11-1-2021	9,820,000	9,855,089
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2854 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.06	6-15-2050	4,160,000	4,160,000
				22,422,270
Tax revenue: 2.31%
Illinois Regional Transportation Authority Series B-RMKT øø	0.40	6-1-2025	23,740,000	23,740,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ) 144Aø	0.19	1-1-2026	2,265,000	2,265,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ) 144Aø	0.15	1-1-2048	8,000,000	8,000,000
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	5,925,000	6,244,656
Metropolitan Pier & Exposition Authority McCormick Place Project Refunding Bonds Series A %%	3.00	6-15-2024	2,100,000	2,186,026
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ) 144Aø	0.15	1-1-2035	9,750,000	9,750,000
				52,185,682
Water & sewer revenue: 0.19%
Chicago IL Wastewater Transmission Revenue CAB Refunding Series A (NPFGC Insured) ¤	0.00	1-1-2022	3,265,000	3,262,119
See accompanying notes to portfolio of investments

10  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
South Sangamon IL Water Commission (AGM Insured)	4.00%	1-1-2023	$ 500,000	$ 519,542
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2026	500,000	557,160
				4,338,821
				128,895,087
Indiana: 2.01%
Education revenue: 0.03%
Town of Upland Indiana Economic Development Revenue Bonds Series 2021	4.00	9-1-2025	590,000	659,403
Industrial development revenue: 1.00%
Indiana State Finance Authority Environmental Revenue Bonds Mittal Steel USA Project 2006 ø	0.08	8-1-2030	20,000,000	20,000,000
Whiting IN Environmental Facilities North America Incorporated Project	5.00	11-1-2047	2,250,000	2,560,053
				22,560,053
Miscellaneous revenue: 0.17%
Indianapolis IN Series 2021A	5.00	6-1-2024	1,700,000	1,904,591
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2022	95,000	97,717
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2023	210,000	223,385
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	1-15-2024	215,000	232,151
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2024	220,000	241,095
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	1-15-2025	225,000	249,783
Marion Industry High School Building Corporation First Mortgage Bonds Series B	4.00	7-15-2025	225,000	252,840
Tippecanoe County IN Vinton-Tecumseh School Building Corporation Series 2021	3.00	1-15-2025	505,000	544,246
				3,745,808
Resource recovery revenue: 0.44%
Indiana Finance Authority Economic Development Republic Services Incorporated Project Series A	0.15	5-1-2034	10,000,000	9,999,177
Utilities revenue: 0.25%
Mount Vernon Industry Environmental Southern Industry Gas and Electric Company	0.88	9-1-2055	5,750,000	5,750,593
Water & sewer revenue: 0.12%
Columbus City IN Waterworks Revenue Bond	0.50	6-3-2022	2,500,000	2,500,789
Indiana Finance Authority Wastewater Utility Revenue Refunding Project	5.00	10-1-2021	235,000	235,000
				2,735,789
				45,450,823
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  11

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 0.18%
Industrial development revenue: 0.18%
Iowa Finance Authority Midwestern EDA CJ Bio-America Incorporated Project (Korea Development Bank LOC) ø	0.09%	4-1-2022	$ 1,000,000	$ 1,000,000
Iowa Finance Authority Solid Waste Facilities Revenue (Citibank NA LOC)	1.50	1-1-2042	3,000,000	3,020,159
				4,020,159
Kansas: 0.23%
Health revenue: 0.10%
Wichita KS HCFR Presbyterian Manors Obligated Group	4.00	5-15-2022	1,250,000	1,264,388
Wichita KS HCFR Series I	3.75	5-15-2023	955,000	971,088
				2,235,476
Utilities revenue: 0.13%
Burlington KS Environmental Impact Series A ø	0.12	9-1-2035	3,000,000	3,000,000
				5,235,476
Kentucky: 1.31%
Education revenue: 0.05%
City of Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2022	175,000	181,930
City of Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2023	450,000	479,769
City of Columbia KY Kentucky Educational Development Funding Revenue Bonds Series 2021	4.00	12-1-2025	485,000	538,793
				1,200,492
Housing revenue: 0.44%
Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	10,000,000	10,032,488
Industrial development revenue: 0.44%
Meade County KY Industrial Building Revenue Nucor Steel Brandenburg Project ø	0.12	8-1-2061	10,000,000	10,000,000
Utilities revenue: 0.20%
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2021	2,305,000	2,305,000
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2023	1,995,000	2,167,555
				4,472,555
Water & sewer revenue: 0.18%
Kentucky Rural Water Finance Corporation Public Project Revenue Construction Notes Series E 2020-1	0.43	12-1-2021	4,000,000	4,000,137
				29,705,672
Louisiana: 1.71%
Airport revenue: 0.24%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00	10-1-2040	5,540,000	5,570,582
See accompanying notes to portfolio of investments

12  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.24%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Childrens Medical Center Project	5.00%	6-1-2045	$ 5,000,000	$ 5,374,726
Housing revenue: 0.18%
Louisiana Housing Corporation Hollywood Acres & Hollywood Heights Project Series 2019	1.44	12-1-2023	4,000,000	4,008,026
Industrial development revenue: 0.58%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.09	11-1-2040	5,000,000	5,000,000
St. John The Baptist Parish LA Revenue Refunding Bond Marathon Oil Corporation Project	2.00	6-1-2037	8,045,000	8,179,436
				13,179,436
Miscellaneous revenue: 0.47%
Louisiana Local Government Environmental Facilities and Community Development Authority Subordinated Lien East Baton Rouge	0.88	2-1-2046	9,000,000	8,969,844
Lousiana Stadium And Exposition District Revenue BAN	4.00	7-3-2023	1,600,000	1,680,120
				10,649,964
				38,782,734
Maine: 0.09%
Education revenue: 0.03%
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2021	300,000	302,248
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2022	370,000	389,138
				691,386
Health revenue: 0.06%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020A	4.00	7-1-2024	335,000	365,749
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020A	4.00	7-1-2024	420,000	461,427
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020A	5.00	7-1-2023	255,000	275,841
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020A	5.00	7-1-2023	320,000	346,105
				1,449,122
				2,140,508
Maryland: 2.24%
Health revenue: 0.11%
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2022	1,110,000	1,119,706
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  13

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00%	1-1-2023	$ 795,000	$ 831,170
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2024	540,000	594,470
				2,545,346
Housing revenue: 1.86%
Community Development Administration MD Department of Housing & Community Development Multifamily Development Revenue Bonds Series 2021B	0.80	9-1-2023	15,000,000	14,971,814
Maryland Community Development Department Housing Rosemont Tower LLC Series A (GNMA Insured) 144A	0.83	5-1-2023	7,400,000	7,393,740
Maryland Community Development Department Housing Rosemont Tower LLC Series F (FHA / GNMA Insured)	2.01	11-1-2021	5,000,000	5,006,705
Maryland Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2832 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.21	7-1-2037	14,595,000	14,595,000
				41,967,259
Transportation revenue: 0.27%
Maryland Transportation Authority Refunding Bond AMT	5.00	3-1-2022	6,000,000	6,114,224
				50,626,829
Massachusetts: 1.61%
Education revenue: 0.03%
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00	7-1-2022	205,000	210,071
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00	7-1-2023	210,000	221,861
Massachusetts Development Finance Agency Lasell University Revenue Refunding Bonds	4.00	7-1-2024	225,000	243,973
				675,905
Health revenue: 0.44%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2022	115,000	118,522
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2023	125,000	133,585
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2024	125,000	138,016
Massachusetts Development Finance Agency Wellforce Incorporate Series C (AGM Insured)	5.00	10-1-2023	635,000	691,514
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) €	0.17	7-1-2042	5,020,000	5,020,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144Aø	0.06	10-1-2045	3,845,000	3,845,000
				9,946,637
Housing revenue: 0.26%
Boston MA Housing Authority Capital Program Revenue Refunding Series B	5.00	10-1-2024	650,000	737,579
See accompanying notes to portfolio of investments

14  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Boston MA Housing Authority Capital Program Revenue Refunding Series B	5.00%	10-1-2025	$ 380,000	$ 444,363
Massachusetts Development Finance Agency Multifamily Housing Revenue Bonds Salem Heights Series B	0.25	7-1-2024	2,750,000	2,743,237
Massachusetts HFA Series 212	1.45	12-1-2049	2,000,000	2,012,535
				5,937,714
Tax revenue: 0.19%
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2023	1,775,000	1,922,669
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2024	2,200,000	2,481,573
				4,404,242
Transportation revenue: 0.69%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	14,715,000	15,573,564
				36,538,062
Michigan: 1.50%
Airport revenue: 0.01%
Wayne County MI Airport Authority Detroit Metropolitan Airport 144A	4.00	12-1-2021	210,000	211,268
Education revenue: 0.11%
Lake Superior State University Michigan Revenue Refunding General (AGM Insured)	4.00	11-15-2023	525,000	564,347
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0614 (Morgan Stanley Bank LIQ) 144Aø	0.20	11-1-2028	2,000,000	2,000,000
				2,564,347
GO revenue: 0.19%
Genesee County MI Carman-Ainsworth Community School	4.00	5-1-2022	1,025,000	1,046,535
Genesee County MI Carman-Ainsworth Community School	4.00	5-1-2025	2,685,000	2,989,427
Holland MI School District Building and Site Series I (Qualified School Board Loan Fund Insured)	5.00	11-1-2021	250,000	250,907
				4,286,869
Health revenue: 0.46%
Kent MI Hospital Finance Authority Series 2015A (SIFMA Municipal Swap +0.25%) ±	0.30	1-15-2047	2,000,000	2,000,000
Michigan Finance Authority Bronson Healthcare Group Incorporated Series 2019B	3.50	11-15-2044	800,000	827,870
Michigan State Finance Authority Hospital Revenue Refunding Bonds Mclaren Heath Care Series A	5.00	6-1-2025	1,350,000	1,391,857
Tender Option Bond Trust Receipts/Certificates Series 2021 XG0319 (Barclays Bank plc LIQ) 144Aø	0.10	7-1-2051	6,295,000	6,295,000
				10,514,727
Housing revenue: 0.18%
Michigan Housing Development Authority Series A	2.30	10-1-2021	4,000,000	4,000,000
Miscellaneous revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1115 (Deutsche Bank LIQ) 144Aø	0.09	10-15-2051	3,000,000	3,000,000
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  15

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.42%
Tender Option Bond Trust Receipts/Certificates (AGM Insured, Morgan Stanley Bank LIQ) 144Aø	0.25%	7-1-2043	$ 9,410,000	$ 9,410,000
				33,987,211
Minnesota: 2.04%
GO revenue: 1.77%
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	0.22	3-20-2024	40,000,000	40,000,000
Health revenue: 0.03%
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	397,966
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	417,598
				815,564
Housing revenue: 0.21%
Minnesota Housing Finance Agency Rental Housing Series B	0.35	2-1-2023	4,695,000	4,699,151
Miscellaneous revenue: 0.03%
Lake Agassiz Education Cooperative Certificates of Participation Series A	3.00	2-1-2022	205,000	206,352
Lake Agassiz Education Cooperative Certificates of Participation Series A	3.00	2-1-2023	255,000	261,549
Lake Agassiz Education Cooperative Certificates of Participation Series A	3.00	2-1-2024	265,000	276,635
				744,536
				46,259,251
Mississippi: 0.40%
Health revenue: 0.40%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	0.20	9-1-2036	9,000,000	8,994,011
Missouri: 1.21%
Health revenue: 0.77%
Missouri HEFA Series 2021B	4.00	5-1-2051	12,000,000	13,790,328
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	0.11	9-1-2039	3,500,000	3,500,000
				17,290,328
Miscellaneous revenue: 0.44%
Missouri Public Utilities Commission Interim Construction Notes	0.50	3-1-2022	10,000,000	10,001,633
				27,291,961
Nebraska: 0.92%
Miscellaneous revenue: 0.15%
Gretna NE Series 2021	4.00	12-15-2025	3,000,000	3,319,529
See accompanying notes to portfolio of investments

16  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.77%
Nebraska Public Power District Revenue General Series A	0.60%	1-1-2051	$10,075,000	$ 10,107,573
Tender Option Bond Trust Receipts/Certificates Series 2016 XF1053 (Deutsche Bank LIQ) 144Aø	0.09	2-1-2049	7,345,000	7,345,000
				17,452,573
				20,772,102
Nevada: 1.22%
Airport revenue: 0.16%
Clark County NV Airport System Junior Subordinate Lien Revenue Notes Series 2021B	5.00	7-1-2025	3,200,000	3,713,311
GO revenue: 0.12%
Clark County NV School District Refunding Bond Limited Tax Series A	5.00	6-15-2023	2,095,000	2,264,923
Clark County NV School District Refunding Bond Limited Tax Series C	5.00	6-15-2023	500,000	540,554
				2,805,477
Housing revenue: 0.27%
Nevada Housing Division Multi Unit Housing Whittell Pointe	0.30	10-1-2023	6,000,000	6,002,437
Industrial development revenue: 0.22%
Nevada Brightline West Rail Project Series A 144A	0.25	1-1-2050	5,000,000	5,000,169
Utilities revenue: 0.38%
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	6,000,000	6,053,129
Washoe County NV Water Facility Revenue Refunding AMT Sierra Pacific Power Company	2.05	3-1-2036	2,500,000	2,522,137
				8,575,266
Water & sewer revenue: 0.07%
Washoe County NV Water Facility Revenue Refunding Sierra Pacific Power Company	0.63	3-1-2036	1,500,000	1,501,964
				27,598,624
New Hampshire: 0.22%
Industrial development revenue: 0.22%
New Hampshire Finance Authority Lonza Biologics Incorporated (Landesbank Hessen-Thüringen LOC) ø	0.09	9-1-2030	5,000,000	5,000,000
New Jersey: 2.74%
Education revenue: 0.15%
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2021	2,000,000	2,014,984
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2023	300,000	328,821
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2025	850,000	991,388
				3,335,193
GO revenue: 1.22%
New Jersey EDA School Facilities Construction Notes Series GGG 144A	5.25	9-1-2022	10,000,000	10,431,451
New Jersey EDA Series G 144A	5.25	9-1-2023	10,000,000	10,935,256
Newark NJ BAN General Capital Improvement	2.00	10-5-2021	1,200,000	1,200,236
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  17

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Newark NJ Refunding Bond Qualified General Improvement Series A	5.00%	10-1-2022	$ 750,000	$ 780,615
Newark NJ Refunding Bond Tax Appeal Notes Series B	2.00	10-5-2021	1,160,000	1,160,229
Ramsey Borough NJ BAN	1.25	1-7-2022	3,000,000	3,007,617
				27,515,404
Housing revenue: 0.71%
New Jersey Housing & Mortgage Finance Agency Multifamily Conduit Post Road Gardens Series A	0.75	5-1-2023	3,000,000	3,008,237
New Jersey Housing & Mortgage Finance Agency Peter J McGuire Gardens Preservation Project Series G	1.45	11-1-2022	13,160,000	13,172,423
				16,180,660
Miscellaneous revenue: 0.16%
New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	805,655
New Jersey Transportation Trust Fund Series D	5.25	12-15-2023	2,600,000	2,877,668
				3,683,323
Tax revenue: 0.14%
New Jersey Covid-19 Emergency Series A	4.00	6-1-2023	3,000,000	3,183,060
Transportation revenue: 0.14%
New Brunswick NJ Parking Authority City Guaranteed Series B (Municipal Government Guaranty Insured)	5.00	9-1-2022	700,000	728,552
New Brunswick NJ Parking Authority City Guaranteed Series B (BAM Insured)	5.00	9-1-2024	875,000	986,843
New Jersey TTFA Series A	5.25	12-15-2022	1,295,000	1,371,595
				3,086,990
Water & sewer revenue: 0.22%
New Jersey EDA Refunding Bond AMT American Water Company Incorporated	1.20	11-1-2034	5,000,000	5,046,273
				62,030,903
New Mexico: 0.05%
Health revenue: 0.05%
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2022	445,000	458,226
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2023	665,000	714,148
				1,172,374
New York: 12.72%
Airport revenue: 0.13%
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2023	1,260,000	1,374,485
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2024	1,250,000	1,411,093
New York Transportation Development Corporation Special Refunding Bonds Terminal One Group Association	5.00	1-1-2022	50,000	50,535
				2,836,113
See accompanying notes to portfolio of investments

18  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.10%
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00%	7-1-2022	$ 550,000	$ 569,780
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2023	575,000	621,994
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2024	600,000	675,209
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A	5.00	7-1-2025	425,000	495,234
				2,362,217
GO revenue: 4.11%
City of Tonawanda Erie County NY New York Bond Anticipation Notes 2021	1.00	6-2-2022	3,878,000	3,894,414
Corinth NY Central School District BAN	1.25	7-22-2022	3,340,000	3,368,139
Cortland NY Enlarged City School District Revenue BAN	2.00	7-29-2022	3,780,000	3,833,199
East Ramapo NY Central School District Deficiency Notes	1.25	5-5-2022	2,150,000	2,160,117
Long Beach NY Public Improvement Series A	5.00	9-1-2022	1,770,000	1,843,852
Long Beach NY Public Improvement Series A	5.00	9-1-2023	2,075,000	2,238,904
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) €	0.18	8-1-2026	775,000	775,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) €	0.18	10-1-2027	22,650,000	22,650,000
New York NY Series 3 ø	0.13	4-1-2042	6,500,000	6,500,000
New York NY Series J Subordinate Bond Series J-2 (AGM Insured) €	0.22	6-1-2036	1,200,000	1,200,000
New York NY Series J Subordinate Bond Series J3 (AGM Insured) €	0.18	6-1-2036	8,225,000	8,225,000
New York NY Subordinate Bond Series C-4 (AGM Insured) €	0.01	1-1-2032	800,000	800,000
Poughkeepsie NY Series 2021	2.50	4-29-2022	800,000	806,818
Westchester County NY BAN Series A	1.00	12-17-2021	20,913,299	20,950,962
Westchester County NY Tax Anticipation Notes Series B	2.00	10-18-2021	13,000,000	13,011,561
Yonkers NY Series 2021A (AGM Insured)	5.00	2-15-2025	315,000	362,031
Yonkers NY Series 2021B (AGM Insured)	5.00	2-15-2025	305,000	350,648
				92,970,645
Health revenue: 0.67%
Broome County NY Local Development Corporation United Health Services Hospital Incorporate Project (AGM Insured)	5.00	4-1-2024	500,000	556,350
Broome County NY Local Development Corporation United Health Services Hospital Incorporate Project (AGM Insured)	5.00	4-1-2025	500,000	575,992
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Manufacturers & Traders LOC) ø	0.15	7-1-2048	9,925,000	9,925,000
New York NY Health And Hospital Corporation Revenue Health System Series A	5.00	2-15-2025	3,615,000	4,150,808
				15,208,150
Housing revenue: 1.27%
Deutsche Bank Spears Series DBE-8063 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.45	10-1-2045	11,000,000	11,000,000
East Rochester NY Housing Authority Home Good Shepherd Project Series A (Citizens Bank LOC) ø	0.19	12-1-2036	2,335,000	2,335,000
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  19

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
New York Housing Finance Agency Revenue Affordable Housing Series J Climate	0.75%	5-1-2025	$ 8,250,000	$ 8,268,425
New York Mortgage Agency Homeowner Revenue Series 183	3.50	4-1-2022	1,200,000	1,217,439
New York NY Housing Development Corporation Series A-3	1.13	5-1-2060	4,000,000	4,015,425
New York NY Housing Development Corporation Series C-2	0.70	11-1-2060	1,000,000	1,002,890
New York NY Housing Development Corporation Series G-2	2.00	11-1-2057	875,000	878,724
				28,717,903
Industrial development revenue: 0.98%
New York Energy Research & Development Authority PCR Keyspan Generation Series A (Ambac Insured) €	1.95	10-1-2028	900,000	900,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2022	2,000,000	2,021,495
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	12,750,000	13,440,566
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	5,250,000	5,750,409
				22,112,470
Miscellaneous revenue: 0.27%
New York IDA Series 2021A (AGM Insured)	5.00	1-1-2026	1,000,000	1,180,054
Tender Option Bond Trust Receipts/Floater Certifcates Series 2021-XF1236 (JPMorgan Chase & Company LIQ) 144Aø	0.08	3-15-2029	5,000,000	5,000,000
				6,180,054
Tax revenue: 2.02%
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	0.82	11-1-2022	6,885,000	6,890,752
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1109 (Deutsche Bank LIQ) 144Aø	0.09	3-15-2048	5,090,000	5,090,000
Triborough NY Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series 2021C-1B	5.00	5-15-2051	10,000,000	11,949,974
Triborough NY Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series B-2	5.00	5-15-2050	9,500,000	11,357,253
Triborough NY Bridge & Tunnel Authority Series A-2	2.00	5-15-2045	10,000,000	10,426,988
				45,714,967
Transportation revenue: 2.34%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	3,950,000	3,997,276
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	4,050,000	4,296,428
New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) ±	0.61	11-1-2041	6,255,000	6,271,499
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	0.47	11-15-2044	18,460,000	18,494,489
New York Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.06	11-15-2042	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ) 144Aø	0.20	1-1-2053	4,250,000	4,250,000
See accompanying notes to portfolio of investments

20  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Triborough NY Bridge & Tunnel Authority Series 2013A (U.S. SOFR +0.38%) ±	0.41%	1-1-2032	$ 4,000,000	$ 4,001,914
Triborough NY Bridge & Tunnel Authority Series A	5.00	11-15-2023	1,570,000	1,680,616
				52,992,222
Utilities revenue: 0.60%
Long Island NY Power Authority Electric System Revenue General Series B	0.68	9-1-2051	3,500,000	3,607,623
Long Island NY Power Authority Electric System Revenue General Series B	0.85	9-1-2050	10,000,000	10,032,638
				13,640,261
Water & sewer revenue: 0.23%
New York NY Municipal Water Finance Authority Water And Sewer System Revenue Second General Resolution	4.00	6-15-2024	3,000,000	3,301,825
New York Water Finance Authority Series DD	5.00	6-15-2025	1,535,000	1,795,310
				5,097,135
				287,832,137
North Carolina: 0.78%
Health revenue: 0.05%
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	3.00	3-1-2023	150,000	153,907
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	4.00	3-1-2024	215,000	228,823
North Carolina Health Care Facilities First Mortgage Revenue Bonds Series A	4.00	3-1-2025	265,000	287,298
North Carolina Medical Care Commission Health System Revenue Bonds Catholic Health East Issue Series 2008 ø	0.04	11-15-2028	500,000	500,000
				1,170,028
Housing revenue: 0.27%
Charlotte NC Housing Authority West Tyvola Seniors LLC	0.50	12-1-2021	6,000,000	6,002,164
Industrial development revenue: 0.08%
Columbus County NC PCFA International Paper Company Project Series 2019C	2.10	3-1-2027	1,750,000	1,828,819
Miscellaneous revenue: 0.12%
Tender Option Bond Trust Receipts/Certificates Series 2021 XG0331 (Deutsche Bank LIQ) 144Aø	0.09	6-1-2048	2,670,000	2,670,000
Resource recovery revenue: 0.26%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	0.18	6-1-2038	6,000,000	5,999,484
				17,670,495
North Dakota: 1.13%
Housing revenue: 0.38%
North Dakota Housing Finance Agency Home Mortgage Finance Program Series B (SIFMA Municipal Swap +0.40%) ±	0.42	1-1-2043	8,500,000	8,501,481
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  21

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.53%
Mercer County ND PCR Commercial Paper Notes Series 1	0.12%	11-18-2021	$12,000,000	$ 11,999,839
Miscellaneous revenue: 0.22%
Cass County ND Joint Water Resources District Refunding Temporary Improvement Series A	0.48	5-1-2024	5,000,000	5,006,762
				25,508,082
Ohio: 2.59%
Education revenue: 0.05%
Ohio Higher Educational Facility Commission	5.00	5-1-2025	885,000	1,018,854
GO revenue: 0.73%
Akron OH Refunding Bonds Series 2020	2.00	12-1-2022	1,135,000	1,155,888
Newark City OH Series 2021	1.50	3-24-2022	1,675,000	1,684,918
Newark City OH Various Purpose Bond Anticipation Notes Series 2021	1.10	9-27-2022	2,900,000	2,920,985
Newark City OH Various Purpose Bond Anticipation Notes Series 2021	1.10	9-27-2022	3,000,000	3,021,708
Newark City OH Various Purpose Bond Anticipation Notes Series 2021	1.25	9-29-2022	3,500,000	3,530,675
Northwood OH BAN	1.00	4-21-2022	3,450,000	3,466,350
Toledo OH Refunding Limited Tax Various Purpose	3.00	12-1-2022	310,000	318,446
Toledo OH Refunding Limited Tax Various Purpose	3.00	12-1-2023	440,000	460,981
				16,559,951
Health revenue: 0.15%
Allen County OH Mercy Health Hospital	5.00	12-1-2024	2,325,000	2,657,539
Lucas County OH Hospital Promedica Healthcare Series D	5.00	11-15-2021	715,000	718,612
				3,376,151
Housing revenue: 0.12%
Ohio Housing Finance Agency Multifamily Housing Revenue Lima Apartments Project Series A øø	0.45	2-1-2023	2,600,000	2,601,268
Industrial development revenue: 0.66%
Ohio Air Quality Development Authority Exempt Facilities Revenue ø	0.10	4-1-2051	15,000,000	15,000,000
Miscellaneous revenue: 0.49%
American Municipal Power Incorporated BAN Electric System Improvement	1.00	6-23-2022	2,500,000	2,513,874
Board of Education of Southeast Local School District Counties of Wayne Holmes and Stark OH Certificates of Participation Series 2021	3.00	12-1-2022	440,000	453,648
Board of Education of Southeast Local School District Counties of Wayne Holmes and Stark OH Certificates of Participation Series 2021	3.00	12-1-2023	585,000	617,291
Board of Education of Southeast Local School District Counties of Wayne Holmes and Stark OH Certificates of Participation Series 2021	3.00	12-1-2024	230,000	247,505
Lorain County OH BAN	1.50	5-4-2022	4,000,000	4,029,153
Orange Village OH Recreational Trail Special Assessment Bond Anticipation Notes Series 2021	0.20	8-25-2022	3,275,000	3,273,051
				11,134,522
See accompanying notes to portfolio of investments

22  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.14%
City of Akron OH Ohio Community Learning Centers Income Tax Revenue Refunding Bonds Series 2022%%	4.00%	12-1-2022	$ 3,075,000	$ 3,154,737
Utilities revenue: 0.25%
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	5,000,000	5,698,615
				58,544,098
Oklahoma: 0.89%
Education revenue: 0.02%
University Oklahoma Revenues Refunding General Series B	5.00	7-1-2025	510,000	591,809
GO revenue: 0.29%
Independent School District Number 1 Tulsa County OK Combined Purpose General Obligation Bonds Series 2021B	0.25	9-1-2024	6,530,000	6,486,181
Health revenue: 0.41%
Oklahoma Development Finance Authority Health System Revenue ø	0.14	8-15-2031	9,260,000	9,260,000
Miscellaneous revenue: 0.17%
Canadian County OK Educational Facilities Authority Mustang Public Schools Project	3.00	9-1-2022	2,000,000	2,050,175
Kay County OK Public Building Authority	4.00	4-1-2022	400,000	405,204
Kay County OK Public Building Authority	4.00	4-1-2023	450,000	468,025
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2023	330,000	349,378
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2024	525,000	570,464
				3,843,246
				20,181,236
Oregon: 0.67%
Airport revenue: 0.06%
Port of Portland OR Portland International Airport AMT	5.00	7-1-2022	1,200,000	1,240,682
Education revenue: 0.08%
Yamhill County OR Linfield University Project Series A	4.00	10-1-2021	330,000	330,000
Yamhill County OR Linfield University Project Series A	4.00	10-1-2022	500,000	516,746
Yamhill County OR Linfield University Project Series A	4.00	10-1-2024	850,000	928,398
				1,775,144
GO revenue: 0.03%
Morrow County OR Series 2021A	4.00	6-1-2024	325,000	353,097
Morrow County OR Series 2021A	4.00	6-1-2025	325,000	361,293
				714,390
Health revenue: 0.04%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,000,000	990,158
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  23

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.46%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40%	12-1-2040	$10,000,000	$ 10,357,681
				15,078,055
Pennsylvania: 3.96%
Airport revenue: 0.21%
Philadelphia PA Airport Revenue Refunding AMT Series C Private Activity	5.00	7-1-2022	2,750,000	2,846,378
Philadelphia PA Airport Revenue Refunding Series A Private Activity	5.00	7-1-2025	1,545,000	1,796,573
				4,642,951
Education revenue: 0.97%
Chester County PA HEFA Immaculata University Project	5.00	11-1-2021	580,000	580,326
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 øø	3.75	5-1-2044	2,000,000	2,005,510
Delaware County PA Authority University Revenue Neumann University	5.00	10-1-2024	500,000	556,138
Delaware County PA Authority University Revenue Neumann University	5.00	10-1-2025	525,000	599,647
Northampton County General Purpose Authority College Revenue Refunding Bonds Series of 2003 (U.S. Bank NA SPA) ø	0.06	11-1-2023	150,000	150,000
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3 øø	3.00	5-1-2033	1,880,000	1,898,573
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R-1	1.00	11-1-2041	2,000,000	1,998,906
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Revenue Bonds Series 2015B ø	0.14	9-1-2045	150,000	150,000
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2836 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.21	6-15-2039	3,935,000	3,935,000
Philadelphia PA IDA Thomas Jefferson University Series B ø	0.14	9-1-2050	10,000,000	10,000,000
				21,874,100
GO revenue: 0.25%
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2023	1,000,000	1,063,438
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	792,598
Allentown PA City School District Tax and Revenue Anticipation Notes	1.00	3-31-2022	1,500,000	1,499,879
Hollidaysburg PA Area School District	4.00	7-15-2023	525,000	559,529
Octorara PA Area School District (AGM Insured)	4.00	4-1-2025	600,000	667,841
Riverside PA School District GO Bonds (BAM Insured)	3.00	10-15-2023	480,000	504,644
Riverside PA School District GO Bonds (BAM Insured)	4.00	10-15-2025	550,000	620,455
				5,708,384
See accompanying notes to portfolio of investments

24  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.15%
Berks County PA Municipal Authority Tower Health Project Series A	5.00%	2-1-2022	$ 500,000	$ 504,849
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	3.00	12-1-2021	560,000	561,914
Montgomery County PA Higher Education & Health Authority Series 2018A	5.00	9-1-2022	1,250,000	1,302,272
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.14	9-1-2050	1,050,000	1,050,000
				3,419,035
Housing revenue: 0.54%
Pennsylvania HFA Limited Norris Homes Phase V	1.40	1-1-2043	10,500,000	10,622,200
Pennsylvania HFA Series 114A	2.90	10-1-2021	1,570,000	1,570,000
				12,192,200
Industrial development revenue: 0.03%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022%%	5.00	5-1-2024	150,000	163,617
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022%%	5.00	5-1-2025	500,000	562,286
				725,903
Miscellaneous revenue: 0.76%
Bethlehem PA School District Revenue (1 Month LIBOR +0.48%) ±	0.54	7-1-2031	9,965,000	9,964,937
Pennsylvania Economic Development Financing Authority Refunding Bond Philadelphia Bioslides Facility	3.00	1-1-2024	865,000	907,485
Pennsylvania Economic Development Financing Pennsylvania Rapid Bridge	5.00	6-30-2022	2,000,000	2,067,247
Pittsburgh and Allegheny Counties PA Sports and Exhibition Authority Regional Asset District (AGM Insured)	4.00	2-1-2025	1,860,000	2,074,377
Southeastern Pennsylvania Transportation	5.00	6-1-2024	1,000,000	1,121,197
Southeastern Pennsylvania Transportation	5.00	6-1-2025	1,000,000	1,161,319
				17,296,562
Resource recovery revenue: 0.54%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2019B-1 ø	0.20	4-1-2049	1,250,000	1,249,981
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A	2.40	6-1-2044	1,000,000	1,000,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project øø	0.20	8-1-2045	10,000,000	9,999,467
				12,249,448
Transportation revenue: 0.26%
Pennsylvania Turnpike Series B	5.00	12-1-2023	425,000	467,282
Pennsylvania Turnpike Series B	5.00	12-1-2024	450,000	513,904
Tender Option Bond Trust Receipts/Floater Certifcates Series 2021-XL1080 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.09	12-1-2051	5,000,000	5,000,000
				5,981,186
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  25

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.25%
Allegheny County PA Sanitary Authority Series A	4.00%	6-1-2024	$ 300,000	$ 328,268
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2025	150,000	168,656
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap +0.65%)(AGM Insured) ±	0.67	9-1-2040	5,000,000	5,039,686
				5,536,610
				89,626,379
Rhode Island: 0.29%
Health revenue: 0.24%
Rhode Island Health & Educational Building Refunding Hospital Financing Lifespan Obligation Bond	5.00	5-15-2022	1,250,000	1,284,189
Rhode Island Health & Educational Building Refunding Hospital Financing Lifespan Obligation Bond	5.00	5-15-2023	1,300,000	1,387,672
Rhode Island Health & Educational Building Refunding Hospital Financing Lifespan Obligation Bond	5.00	5-15-2024	2,475,000	2,757,866
				5,429,727
Miscellaneous revenue: 0.05%
Providence RI Public Buildings Authority Revenue Capital Improvement Program Projects Series A (AGM Insured)	4.00	9-15-2023	1,000,000	1,069,525
				6,499,252
South Carolina: 0.24%
Health revenue: 0.24%
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2022	455,000	462,636
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.15	5-1-2048	5,000,000	5,000,000
				5,462,636
South Dakota: 0.16%
Health revenue: 0.16%
Tender Option Bond Trust Receipts Series 2020-XG0302 (Barclays Bank plc LIQ) 144Aø	0.09	9-1-2050	3,675,000	3,675,000
Tennessee: 0.71%
Airport revenue: 0.14%
Shelby County TN Airport Authority Series 2021A	5.00	7-1-2025	2,750,000	3,191,127
Health revenue: 0.06%
Greeneville TN HEFA Board Series 2018A	5.00	7-1-2022	1,280,000	1,324,860
Housing revenue: 0.13%
Memphis TN Health Educational And Housing Facility Board MFHR Collateralized Memphis Towers	0.25	12-1-2023	3,000,000	3,002,951
Utilities revenue: 0.38%
Memphis TN Electric System Series A	4.00	12-1-2021	285,000	286,754
Memphis TN Electric System Series A	4.00	12-1-2022	435,000	454,401
Memphis TN Electric System Series A	5.00	12-1-2023	425,000	468,350
Memphis TN Electric System Series A	5.00	12-1-2024	500,000	572,704
See accompanying notes to portfolio of investments

26  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Tennessee Energy Acquisition Corporation Series A	4.00%	5-1-2048	$ 5,250,000	$ 5,513,498
Tennessee Energy Acquisition Corporation Series A	5.00	2-1-2022	1,300,000	1,319,872
				8,615,579
				16,134,517
Texas: 13.88%
Airport revenue: 0.83%
City of Austin TX Texas Airport System Revenue Refunding Bonds, Series 2019	5.00	11-15-2025	5,000,000	5,868,528
Dallas TX Fort Worth International Airport Series A	5.00	11-1-2024	1,500,000	1,710,534
Houston TX Airport System Series C	5.00	7-1-2022	2,500,000	2,588,380
Love Field Airport Modernization Corporation Texas General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2024	3,000,000	3,406,241
Love Field Airport Modernization Corporation Texas General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2025	4,530,000	5,310,724
				18,884,407
Education revenue: 0.18%
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2024	110,000	119,427
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2025	170,000	189,780
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2026	280,000	319,727
Odessa College District TX Consolidated Fund Revenue Bonds Series 2021 (AGM Insured)	4.00	7-1-2023	500,000	532,095
Texas Board of Regents Texas A&M University Series 2021A	5.00	5-15-2025	2,500,000	2,911,797
				4,072,826
GO revenue: 2.96%
Burleson TX Independent School District	2.50	2-1-2047	7,885,000	8,029,150
City of Beaumont TX Certificates of Obligation Series 2021	5.00	3-1-2022	270,000	274,473
City of Beaumont TX Certificates of Obligation Series 2021	5.00	3-1-2025	1,065,000	1,224,921
City of Beaumont TX Certificates of Obligation Series 2021	5.00	3-1-2026	1,120,000	1,329,079
Fort Bend TX District #58 Series 2021 (BAM Insured)	3.00	4-1-2022	1,085,000	1,099,564
Fort Bend TX Independent School District School Building Series B	0.88	8-1-2050	3,180,000	3,213,549
Fort Bend TX Independent School District Various Refunding Series B	0.72	8-1-2051	3,000,000	2,997,577
Goose Creek TX Consolidated Independent School District School Building Series B øø	0.27	10-1-2049	5,000,000	5,000,000
Harris County TX Cypress-Fairbanks Independent High School Series B-1	0.28	2-15-2040	4,000,000	3,983,063
Katy TX Independent School District School Building Bonds Series 2021C	1.50	8-15-2050	4,500,000	4,642,254
North East Independent School District Unlimited Tax School Building Bonds Series 2013B	0.25	8-1-2032	3,325,000	3,325,000
Northside TX Independent School District Building Project	1.60	8-1-2049	2,840,000	2,927,889
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  27

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Northside TX Independent School District School Building Bond Series 2020	0.70%	6-1-2050	$ 2,635,000	$ 2,641,613
Plainview TX Independent School District Series B	1.50	2-15-2050	9,000,000	9,150,314
Port Arthur TX Certificates Obligation (BAM Insured)	5.00	2-15-2023	565,000	600,917
Port Arthur TX Certificates Obligation (BAM Insured)	5.00	2-15-2025	445,000	509,993
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1118 (Deutsche Bank LIQ) 144Aø	0.09	2-15-2056	3,935,000	3,935,000
Tender Option Bond Trust Receipts/Floater Certifcates Series 2021-XL0182 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.09	7-1-2046	10,000,000	10,000,000
Tomball TX Independent School District School Building Series B-1	0.45	2-15-2036	2,000,000	1,998,980
				66,883,336
Health revenue: 0.98%
Board of Managers Joint Guadalupe Refunding & Improvement Project	5.00	12-1-2021	1,000,000	1,005,776
Coastal Bend TX Health Facilities Development Corporation (AGM Insured) €	0.16	7-1-2031	5,725,000	5,725,000
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann	5.00	6-1-2032	3,000,000	3,426,302
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	0.90	5-15-2050	2,100,000	2,101,117
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) €	0.18	7-1-2031	6,225,000	6,225,000
Harris County TX Health Facilities Development Corporation Series A4 (AGM Insured) €	0.16	7-1-2031	3,700,000	3,700,000
				22,183,195
Housing revenue: 4.94%
Alamito TX Public Facilities Corporation MFHR Housing Authority of the City of El Paso Rental Assistance Demonstration Conversion Program (Department of Housing and Urban Development Insured)	1.51	5-1-2037	10,000,000	10,007,782
Alamito TX Public Facility Corporation Cramer Three Apartments Project	0.25	11-1-2021	20,000,000	19,999,696
Austin TX Affordable PFC Incorporated MFHR Bridge Granada Apartments	1.46	6-1-2023	2,125,000	2,142,153
Deutsche Bank Spears Series DBE-8054 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	0.45	8-1-2060	10,000,000	10,000,000
Floater/Residual Trust Tender Option Bond Series 2019-MIZ9010 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.30	4-1-2034	20,750,000	20,750,000
Galveston TX Public Facility Corporation Multifamily Housing Revenue Bonds Series 2021 (Department of Housing and Urban Development Insured)	0.47	8-1-2025	5,000,000	4,990,837
Housing Options, Inc. Multifamily Housing Revenue Bonds Brooks Manor – The Oaks Project Series 2021	0.50	8-1-2041	6,250,000	6,223,569
Midland County TX Public Facility Corporation Multifamily Housing Revenue Palladium West Francis	0.35	6-1-2024	4,000,000	3,994,191
Odessa TX Housing Finance Corporation Multifamily Housing Vera Odessa Apartments (FHA Insured)	0.35	9-1-2023	6,500,000	6,504,332
Port Aransas TX Public Facilities Corporation MFHR Palladium Port Aransas Apartments	0.70	1-1-2024	6,400,000	6,408,868
San Antonio TX Housing Trust Finance Corporation Majestic Ranch Apartments LP (FHA Insured)	1.40	7-1-2022	6,000,000	6,013,802
See accompanying notes to portfolio of investments

28  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1109 (Deutsche Bank LIQ) 144Aø	0.27%	7-1-2061	$ 5,000,000	$ 5,000,000
Texas Capital Area Housing Finance Agency MFHR Mission Trail at El Camino Real Apartments	2.10	9-1-2037	9,750,000	9,757,421
				111,792,651
Industrial development revenue: 0.72%
Austin TX Convention First Tier Series A	5.00	1-1-2022	400,000	403,406
Austin TX Convention First Tier Series A	5.00	1-1-2023	750,000	782,261
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project ø	0.08	6-1-2041	15,000,000	15,000,000
				16,185,667
Miscellaneous revenue: 0.05%
Dallas TX Performing Arts Cultural Facilities Corporation Revenue Bonds Series 2008A (Bank of America NA LOC) ø	0.05	9-1-2041	648,000	648,000
Wise County TX Lease Revenue Refunding Parker County Junior College	5.00	8-15-2024	450,000	502,043
				1,150,043
Resource recovery revenue: 0.94%
Mission TX Economic Development Corporation Solid Waste Disposal Revenue Bonds Series 2020A ø	0.15	7-1-2040	5,000,000	4,999,589
Mission TX Economic Development Corporation Solid Waste Disposal Revenue Bonds Series 2020A ø	0.15	5-1-2046	5,000,000	4,999,589
Port Arthur TX Navigation District Industrial Development Corporations Exempt Facilities Revenue Bonds Air Products Project 2005 ø	0.08	5-1-2040	200,000	200,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	0.11	11-1-2040	11,000,000	11,000,000
				21,199,178
Transportation revenue: 0.81%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,500,000	2,793,732
Tender Option Bond Trust Receipts Series 2019-XM0753 (Deutsche Bank LIQ) 144Aø	0.19	8-1-2057	9,635,000	9,635,000
Tender Option Bond Trust Receipts Series 2019-XM0756 (Deutsche Bank LIQ) 144Aø	0.23	6-30-2058	6,000,000	6,000,000
				18,428,732
Utilities revenue: 1.47%
San Antonio TX Electric & Gas Systems Refunding Bond Series A	0.06	10-25-2021	17,000,000	16,999,884
San Antonio TX Electric & Gas Systems Refunding Bond Series B	2.00	2-1-2033	11,440,000	11,456,207
Texas Municipal Gas Acquisition & Supply Corporation Series 2021	5.00	12-15-2021	1,300,000	1,311,996
Texas Municipal Gas Acquisition & Supply Corporation Series 2021	5.00	12-15-2024	1,500,000	1,709,647
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  29

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Texas Municipal Power Agency Transmission System (AGM Insured)	3.00%	9-1-2024	$ 750,000	$ 806,267
Texas Municipal Power Agency Transmission System (AGM Insured)	3.00	9-1-2025	1,000,000	1,092,238
				33,376,239
				314,156,274
Utah: 0.47%
Airport revenue: 0.47%
Salt Lake City UT Salt Lake City International Airport Airport Revenue Bonds Series 2021A	5.00	7-1-2025	1,325,000	1,537,543
Tender Option Bond Trust Receipts/Floater Certifcates Series 2021-XL0181 (Deutsche Bank LIQ) 144Aø	0.11	7-1-2051	9,220,000	9,220,000
				10,757,543
Vermont: 0.09%
Education revenue: 0.09%
Vermont Educational & Health Buildings St. Michaels College Project	5.00	10-1-2023	1,185,000	1,237,158
Vermont Educational & Health Buildings St. Michaels College Project	5.00	10-1-2024	675,000	703,839
				1,940,997
Virginia: 1.18%
Education revenue: 0.04%
Virginia College Building Authority Regent University Project	5.00	6-1-2022	150,000	154,489
Virginia College Building Authority Regent University Project	5.00	6-1-2023	250,000	268,606
Virginia College Building Authority Regent University Project	5.00	6-1-2024	225,000	250,619
Virginia College Building Authority Regent University Project	5.00	6-1-2025	250,000	287,286
				961,000
Health revenue: 0.05%
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2023	500,000	528,464
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2024	500,000	550,385
				1,078,849
Industrial development revenue: 0.27%
Louisa VA IDA Pollution Control Virginia Electric & Power Company Series A	1.90	11-1-2035	4,000,000	4,103,904
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70	10-1-2033	2,000,000	2,024,669
				6,128,573
See accompanying notes to portfolio of investments

30  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.13%
Louisa VA IDA Electric and Power Company Project Series A	0.75%	11-1-2035	$ 3,000,000	$ 2,993,809
Utilities revenue: 0.69%
Halifax County VA Electric and Power Company Project	0.45	12-1-2041	4,000,000	4,003,215
Wise County VA IDA Solid Waste and Sewage Disposal Revenue Virginia Electric and Power Company Project Series A	0.75	10-1-2040	8,000,000	8,016,984
Wise County VA IDA Waste & Sewage Disposal Revenue	1.20	11-1-2040	3,525,000	3,583,983
				15,604,182
				26,766,413
Washington: 0.46%
Airport revenue: 0.12%
Port of Seattle WA AMT Intermediate Lien Series C	5.00	4-1-2025	2,500,000	2,828,053
Health revenue: 0.04%
Washington HCFR Series 2021 144A	5.00	12-1-2021	160,000	161,207
Washington HCFR Series 2021 144A	5.00	12-1-2022	230,000	242,559
Washington HCFR Series 2021 144A	5.00	12-1-2023	250,000	274,758
Washington HCFR Series 2021 144A	5.00	12-1-2024	195,000	222,758
				901,282
Housing revenue: 0.21%
Everett WA Housing Authority Multifamily Housing Revenue Baker Heights Legacy	0.30	9-1-2024	2,500,000	2,495,751
Seattle WA Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	2,171,663
				4,667,414
Utilities revenue: 0.09%
Seattle WA Municipal Light & Power Series C1 (SIFMA Municipal Swap +0.25%) ±	0.27	11-1-2021	1,055,000	1,055,030
Seattle WA Municipal Light & Power Series C2 (SIFMA Municipal Swap +0.25%) ±	0.27	11-1-2021	1,055,000	1,055,030
				2,110,060
				10,506,809
West Virginia: 0.92%
Health revenue: 0.38%
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2022	4,000,000	4,123,750
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2024	4,000,000	4,483,655
				8,607,405
Industrial development revenue: 0.13%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Appalachian Power Company	0.63	12-1-2038	3,000,000	2,968,382
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  31

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.41%
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Amos Project	1.00%	1-1-2041	$ 5,900,000	$ 5,902,079
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	3,250,000	3,293,624
				9,195,703
				20,771,490
Wisconsin: 3.70%
GO revenue: 0.22%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.50	6-1-2022	445,000	445,736
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	981,603
Waukesha WI Series 2021A	2.00	7-1-2022	3,500,000	3,538,576
				4,965,915
Health revenue: 1.23%
Public Finance Authority Wisconsin Hospital Renown Regional Medical Center Project Series A	5.00	6-1-2025	385,000	446,652
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap +0.55%) ±	0.57	8-15-2054	7,065,000	7,084,848
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	10,000,000	11,256,891
Wisconsin HEFA Series 2053 ø	0.15	2-15-2053	7,500,000	7,500,000
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2021	110,000	110,260
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2022	120,000	123,990
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2023	125,000	132,767
Wisconsin HEFA St. Camillus Health System Series A	5.00	7-1-2024	945,000	1,062,349
				27,717,757
Housing revenue: 1.53%
Wisconsin Housing & EDA Series A	2.80	3-1-2022	1,070,000	1,078,904
Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2871 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.25	11-1-2025	33,543,000	33,543,000
				34,621,904
Miscellaneous revenue: 0.54%
Appleton WI RDA Redevelopment Revenue Adjustable Rate Demand Revenue Bond Fox Cities Arts Center B (Associated Trust Company NA LOC) ø	0.10	6-1-2036	9,300,000	9,300,000
Clayton Town WI Anticipation Notes Series B	2.00	6-1-2026	1,000,000	1,018,390
Wood County WI Note Anticipation Notes	0.75	3-7-2022	2,000,000	2,001,844
				12,320,234
Resource recovery revenue: 0.11%
La Crosse WI Resource Recovery Northern States Power Company Project	6.00	11-1-2021	2,500,000	2,510,652
See accompanying notes to portfolio of investments

32  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.07%
Clayton Town WI Water System and Sewer System Series C	2.00%	6-1-2026	$ 1,500,000	$ 1,527,584
				83,664,046
Wyoming: 0.14%
Health revenue: 0.04%
Laramie County WY Series 2021	4.00	5-1-2025	750,000	839,831
Housing revenue: 0.10%
Wyoming Community Development Authority Housing Revenue Bonds 2021 Series B %%	0.25	12-1-2022	1,135,000	1,134,038
Wyoming Community Development Authority Housing Revenue Bonds 2021 Series B %%	0.35	12-1-2023	1,235,000	1,232,699
				2,366,737
				3,206,568
Total Municipal obligations (Cost $2,185,308,071)				2,191,742,757

		Yield	Shares
Short-term investments: 0.80%
Investment companies: 0.80%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	18,099,241	18,108,291
Total Short-term investments (Cost $18,108,291)				18,108,291
Total investments in securities (Cost $2,253,616,362)	99.87%			2,260,051,048
Other assets and liabilities, net	0.13			3,014,242
Total net assets	100.00%			$2,263,065,290

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  33

Portfolio of investments—September 30, 2021 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$22,974,666	$372,458,169	$(377,325,508)	$964	$0	$18,108,291	18,099,241	$789
See accompanying notes to portfolio of investments

34  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$50,200,000	$0	$50,200,000
Municipal obligations	0	2,191,742,757	0	2,191,742,757
Short-term investments
Investment companies	18,108,291	0	0	18,108,291
Total assets	$18,108,291	$2,241,942,757	$0	$2,260,051,048
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Ultra Short-Term Municipal Income Fund  |  35